NOTES PAYABLE – RELATED PARTIES (Details Narrative) - USD ($)						9 Months Ended
	Apr. 22, 2026	Mar. 23, 2026	Dec. 02, 2025	Apr. 16, 2025	Mar. 18, 2024	Jul. 31, 2026	Oct. 31, 2025
DisclosureLineItems [Line Items]
Principal amount						$ 750,500	$ 1,887,034
James Byrd [Member]
DisclosureLineItems [Line Items]
Ownership interest				50.00%
Convertible Notes [Member]
DisclosureLineItems [Line Items]
Principal amount						30,000
Convertible notes payable					$ 50,000
Maturity date					Mar. 18, 2026
Interest rate					9.75%
Conversion price					$ 10.00
Periodic payment per month		$ 5,000
Issued shares		6,600
Issued shares, value						51,480
Repaid in principal amount						20,000
Indicia Capital LLC [Member]
DisclosureLineItems [Line Items]
Principal amount				$ 150,000
Debt instrument, description				The note bears interest at a rate of 9.75% per annum and matures on the earlier of (i) 180 days from the date of issuance or (ii) the date the Company receives at least $1,000,000 in new financing.
Unsecured Promissory Note [Member]
DisclosureLineItems [Line Items]
Periodic payment per month		$ 5,000
Repaid in principal amount						20,000
Consideration transferred for convertible note				3,000
Principal balance						130,000
Two Officers [Member]
DisclosureLineItems [Line Items]
Loss on debt extinguishment			$ 643,880
Chief Executive Officer [Member]
DisclosureLineItems [Line Items]
Investment principal amount	$ 327,629
Loss on debt extinguishment	99,762
Common Stock [Member] | Chief Executive Officer [Member]
DisclosureLineItems [Line Items]
Conversion of notes payable-related parties and accrued interest	$ 427,440
Shares issued per share	$ 14.25
Common Stock [Member] | Chief Executive Officer [Member]
DisclosureLineItems [Line Items]
Conversion of notes payable-related parties and accrued interest, shares	29,996
Two Officers [Member]
DisclosureLineItems [Line Items]
Principal amount						$ 0	$ 1,336,613
Investment principal amount			969,054
Accrued interest			88,712
Two Officers [Member] | Common Stock [Member]
DisclosureLineItems [Line Items]
Conversion of notes payable-related parties and accrued interest			$ 1,701,646
Shares issued per share			$ 1.15
Two Officers [Member] | Common Stock [Member]
DisclosureLineItems [Line Items]
Conversion of notes payable-related parties and accrued interest, shares			1,479,692